Taxes on Income (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Temporary difference related to distribution of a dividend from exempt income in respect of which deferred taxes were not recognized	$ 702
Carryforward tax losses of subsidiaries for which deferred taxes were recorded	308	$ 454
Carryforward tax losses for which deferred taxes were not recorded	322	409
Capital losses for which deferred taxes were not recorded	159	$ 174
Tax assessment from the Israeli Tax Authority (ITA) in respect of the 2012 2014 tax years	50
Cancellation of Belgium provision - total	28
Cancellation of Belgium provision - tax income	$ 25
Income tax rate	24.00%	25.00%	26.50%
Tax exposure	$ 150